Note 5 - Capital Lease Obligations (Details Textual) € in Thousands	Jun. 30, 2018 EUR (€)
Medical Devices [Member]
Capital Lease Obligations, Total	€ 173
Vehicles and Other IT Equipment [Member]
Capital Lease Obligations, Total	€ 746